UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Univest National Bank and Trust Co.
Address: 14 North Main Street
         Souderton, PA  18964

13F File Number:  28-03779

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Gerald L. Hill
Title:     Corporate Trust Officer
Phone:     (215) 703-4362

Signature, Place, and Date of Signing:

     /s/ Gerald L. Hill     Souderton, PA     May 02, 2007

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

       Form 13F File Number          Name

028-03799 - Name Change- Formerly Union National Bank & Trust Company

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     74

Form13F Information Table Value Total:     $210,809 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100     2772    49673 SH       OTHER                   49673        0        0
ADOBE SYS INC                  COM              00724F101     2726    65370 SH       OTHER                   65370        0        0
AETNA INC NEW                  COM              00817Y108     2966    67733 SH       OTHER                   67733        0        0
AIR PRODS & CHEMS INC          COM              009158106     4315    58346 SH       OTHER                   58346        0        0
ALLIED IRISH BKS P L C         SPON ADR ORD     019228402      276     4608 SH       SOLE                     4608        0        0
ALLSTATE CORP                  COM              020002101     4534    75487 SH       OTHER                   75487        0        0
ALLTEL CORP                    COM              020039103     1258    20294 SH       OTHER                   20294        0        0
AMGEN INC                      COM              031162100     1994    35682 SH       OTHER                   35682        0        0
ANADARKO PETE CORP             COM              032511107     2658    61839 SH       OTHER                   61839        0        0
APPLE INC                      COM              037833100     3298    35494 SH       OTHER                   35494        0        0
AQUA AMERICA INC               COM              03836W103      219     9743 SH       SOLE                     9743        0        0
AT&T INC                       COM              00206R102     2121    53794 SH       OTHER                   53794        0        0
BANK OF AMERICA CORPORATION    COM              060505104     5400   105837 SH       OTHER                  105837        0        0
BB&T CORP                      COM              054937107     1019    24831 SH       OTHER                   24831        0        0
BEST BUY INC                   COM              086516101     1484    30457 SH       OTHER                   30457        0        0
CAPITAL ONE FINL CORP          COM              14040H105     2372    31430 SH       OTHER                   31430        0        0
CATERPILLAR INC DEL            COM              149123101     1666    24849 SH       OTHER                   24849        0        0
CHEVRON CORP NEW               COM              166764100      351     4752 SH       OTHER                    4752        0        0
CISCO SYS INC                  COM              17275R102     2536    99335 SH       OTHER                   99335        0        0
CIT GROUP INC                  COM              125581108     2978    56281 SH       OTHER                   56281        0        0
CITIGROUP INC                  COM              172967101     4284    83437 SH       OTHER                   83437        0        0
COCA COLA CO                   COM              191216100      395     8235 SH       OTHER                    8235        0        0
COMCAST CORP NEW               CL A SPL         20030N200     1748    68614 SH       OTHER                   68614        0        0
COMMUNITY BKS INC MILLERSBUR   COM              203628102      327    13705 SH       OTHER                   13705        0        0
CONOCOPHILLIPS                 COM              20825C104     2613    38235 SH       OTHER                   38235        0        0
DISNEY WALT CO                 COM DISNEY       254687106     1602    46515 SH       OTHER                   46515        0        0
E M C CORP MASS                COM              268648102     1360    98174 SH       OTHER                   98174        0        0
EATON CORP                     COM              278058102      545     6519 SH       SOLE                     6519        0        0
EBAY INC                       COM              278642103     1671    50407 SH       OTHER                   50407        0        0
EXELON CORP                    COM              30161N101     6259    91089 SH       OTHER                   91089        0        0
EXXON MOBIL CORP               COM              30231G102     7676   101741 SH       OTHER                  101741        0        0
FEDEX CORP                     COM              31428X106      229     2134 SH       SOLE                     2134        0        0
FRANKLIN RES INC               COM              354613101     2721    22520 SH       OTHER                   22520        0        0
GENERAL ELECTRIC CO            COM              369604103     4880   138002 SH       OTHER                  138002        0        0
GENERAL MLS INC                COM              370334104     1730    29719 SH       OTHER                   29719        0        0
GLAXOSMITHKLINE PLC            SPONSORED ADR    37733W105     3943    71346 SH       OTHER                   71346        0        0
GOLDMAN SACHS GROUP INC        COM              38141G104     2773    13422 SH       OTHER                   13422        0        0
HARLEYSVILLE NATL CORP PA      COM              412850109     3546   198992 SH       OTHER                  198992        0        0
HARLEYSVILLE SVGS FINL CORP    COM              412865107      547    32655 SH       OTHER                   32655        0        0
HONEYWELL INTL INC             COM              438516106     3062    66483 SH       OTHER                   66483        0        0
INTEL CORP                     COM              458140100     1326    69316 SH       OTHER                   69316        0        0
INTERNATIONAL BUSINESS MACHS   COM              459200101     2783    29528 SH       OTHER                   29528        0        0
JOHNSON & JOHNSON              COM              478160104     3660    60734 SH       OTHER                   60734        0        0
JP MORGAN CHASE & CO           COM              46625H100      230     4748 SH       OTHER                    4748        0        0
KNBT BANCORP INC               COM              482921103      207    14045 SH       SOLE                    14045        0        0
L-3 COMMUNICATIONS HLDGS INC   COM              502424104     2250    25719 SH       OTHER                   25719        0        0
MCGRAW HILL COS INC            COM              580645109     3238    51491 SH       OTHER                   51491        0        0
MEDTRONIC INC                  COM              585055106     2085    42508 SH       OTHER                   42508        0        0
MERCK & CO INC                 COM              589331107      719    16269 SH       OTHER                   16269        0        0
MORGAN STANLEY                 COM NEW          617446448     2853    36224 SH       OTHER                   36224        0        0
MOTOROLA INC                   COM              620076109     2375   134389 SH       OTHER                  134389        0        0
NATIONAL PENN BANCSHARES INC   COM              637138108     3382   178944 SH       OTHER                  178944        0        0
NIKE INC                       CL B             654106103     1335    12559 SH       OTHER                   12559        0        0
NORFOLK SOUTHERN CORP          COM              655844108     2740    54152 SH       OTHER                   54152        0        0
PARKER HANNIFIN CORP           COM              701094104      311     3600 SH       SOLE                     3600        0        0
PEPSICO INC                    COM              713448108     3574    56235 SH       OTHER                   56235        0        0
PNC FINL SVCS GROUP INC        COM              693475105      928    12889 SH       OTHER                   12889        0        0
PPL CORP                       COM              69351T106     7563   184914 SH       OTHER                  184914        0        0
PROCTER & GAMBLE CO            COM              742718109     4029    63787 SH       OTHER                   63787        0        0
PUBLIC SVC ENTERPRISE GROUP    COM              744573106     2167    26096 SH       OTHER                   26096        0        0
QUALCOMM INC                   COM              747525103     2887    67677 SH       OTHER                   67677        0        0
ROYAL BANCSHARES PA INC        CL A             780081105      303    12740 SH       SOLE                    12740        0        0
SCHLUMBERGER LTD               COM              806857108     3141    45458 SH       OTHER                   45458        0        0
STARBUCKS CORP                 COM              855244109     2246    71624 SH       OTHER                   71624        0        0
STRYKER CORP                   COM              863667101     1713    25836 SH       OTHER                   25836        0        0
SYSCO CORP                     COM              871829107     1739    51399 SH       OTHER                   51399        0        0
TEXAS INSTRS INC               COM              882508104     2586    85906 SH       OTHER                   85906        0        0
UNITED TECHNOLOGIES CORP       COM              913017109     3879    59682 SH       OTHER                   59682        0        0
UNIVEST CORP PA                COM              915271100    28000  1130412 SH       OTHER                 1130412        0        0
VALERO ENERGY CORP NEW         COM              91913Y100     2492    38638 SH       OTHER                   38638        0        0
VERIZON COMMUNICATIONS         COM              92343V104     3236    85338 SH       OTHER                   85338        0        0
WACHOVIA CORP 2ND NEW          COM              929903102     5551   100832 SH       OTHER                  100832        0        0
WALGREEN CO                    COM              931422109     2757    60082 SH       OTHER                   60082        0        0
WELLS FARGO & CO NEW           COM              949746101     3670   106607 SH       OTHER                  106607        0        0